Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Provision For Income Taxes Abstract
Current	$ 447,672	$ 7,469	$ 22,931	$ 34,253
Deferred			192,050	(429,232)
Total	$ 447,672	$ 7,469	$ 214,981	$ (394,979)